Fair value of financial instruments - Summary of Net Gains (Losses) From Financial Instruments Classified and Designated as at Fair Value Through Profit or Loss (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023
Disclosure of detailed information about financial instruments [line items]
Net gains (losses) from financial instruments classified and designated as at fair value through profit or loss	$ 3,149	$ 3,497
Interest Rate and Credit [member] | By product line [member]
Disclosure of detailed information about financial instruments [line items]
Net gains (losses) from financial instruments classified and designated as at fair value through profit or loss	2,580	3,515
Equities [member] | By product line [member]
Disclosure of detailed information about financial instruments [line items]
Net gains (losses) from financial instruments classified and designated as at fair value through profit or loss	389	(510)
Foreign Exchange and Commodities [member] | By product line [member]
Disclosure of detailed information about financial instruments [line items]
Net gains (losses) from financial instruments classified and designated as at fair value through profit or loss	180	492
Financial Instruments At Fair Value Through Profit Or Loss Classified As Fair Value Through Profit Loss Category [member]
Disclosure of detailed information about financial instruments [line items]
Net gains (losses) from financial instruments classified and designated as at fair value through profit or loss	8,996	1,998
Financial Instruments At Fair Value Through Profit Or Loss Designated upon Initial Recognition Category [member]
Disclosure of detailed information about financial instruments [line items]
Net gains (losses) from financial instruments classified and designated as at fair value through profit or loss	$ (5,847)	$ 1,499